Note 17 - Subsequent Events	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
17.
    SUBSEQUENT EVENTS

Subsequent to
December 31, 2017,
the Company:

a.	Issued
21,964
common shares pursuant to the exercise of
75,000
stock options at
C$9.61
exercised under a less dilutive cashless exercise provision of the plan, whereby
21,964
shares were issued in settlement of the stock options, and the remaining
53,036
options were cancelled.

b.	Issued 2,495 common shares upon the conversion of 2,495 RSUs.